Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Debt securities held	S/ 21,246,569	S/ 17,038,942
Inteligo group corp [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	101,215	116,603
Interbank [Member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	887,454	S/ 1,047,815
Interbank [Member] | Negotiable certificates of deposit issued by the central reserve bank of peru bcrp for guarantee loans with foreign [member]
Disclosure of financial assets [line items]
Debt securities held	629,265
Interbank [Member] | Negotiable certificates of deposits issued by the bcrp [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 785,206